May 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Life of New York Account 8
        IDS Life of New York Variable Universal Life IV (VUL IV - NY)/ IDS Life of New York Variable Universal Life IV - Estate Series (VUL IV ES-NY) and
        IDS Life of New York Variable Universal Life III (VUL III - NY) File Nos. 333-44644/811-05213

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Counsel